AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

December 5, 2007

07055461

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on December 3, 2007 the American Stock Exchange LLC (the "Exchange") received from Market Vectors ETF Trust (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Shares of beneficial interest, no par value per share, of:

Market Vectors – Lehman Brothers AMT-Free Intermediate Municipal ETF

We further certify that the above described securities have been approved by the Exchange for listing and registration. We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

PROCESSED
DEC 10 2007
THOMSON FINANCIAL

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

RECD S.E.C.
DEC - 5 2007
1086

cc: Herbert Scholl

113780

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

Fax

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

Date: December 5, 2007

To: Ms. Cecile Peters

Firm: Securities and Exchange Commission

Fax: 202.777.1030

Phone

From: Jamie Patturelli

Fax: 212.306.5325

Phone 212.306.2437

Pages: 2 (Including cover sheet)

END